Material Accounting Policies (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies [Line Items]
Incurred net losses	€ (45,633,780)	€ (46,064,402)	€ (42,667,529)
Cash and cash equivalents	16,022,171	18,375,979	12,767,943	€ 16,265,355
Marketable securities	€ 30,200,000	36,800,000
Project sponsored period	5 years
Amortized period	3 years
Impairment loss
Impairments or reversals of impairments
Annualized average share price year	5 years 6 months
Accrued payment	€ 3,400,000	6,600,000
Other assets	2,200,000	4,600,000
Inventory write-downs	€ 3,300,000	7,300,000
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Rental contracts fixed period	1 year
Right-of-use assets, useful lives	4 months
Top of Range [Member]
Material Accounting Policies [Line Items]
Rental contracts fixed period	3 years
Right-of-use assets, useful lives	55 months
Options Granted [Member]
Material Accounting Policies [Line Items]
Inventory write-downs	€ 7,300,000
Options Granted [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Volatility rates	143.00%
Options Granted [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Volatility rates	147.00%
Laboratory Equipment [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives	3 years
Laboratory Equipment [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives	13 years
Office Equipment [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives	1 year
Office Equipment [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives	5 years
Unused tax losses [member]
Material Accounting Policies [Line Items]
Deferred tax assets